Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense Abstract
Provision for loan losses	$ 263,369	$ 602,563	$ 408,941
Adjustments To Indemnity Reserves On Loans Sold	(40,629)	(37,054)	(21,198)
Noninterest Expense Abstract
Taxes Other	25,700
Amortization of intangibles	9,434	9,883	10,072
Income tax expense	58,279	(251,327)	(26,403)
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	(313,490)	599,327	245,275
Comprehensive Income Net Of Tax	(354,617)	513,450	184,955
Restructuring Charges Member
Noninterest Expense Abstract
Labor And Related Expense	17,516
Occupancy Net	3,905
Equipment Expense	457
Professional fees	3,133
Other operating expenses	1,714
Segment, Continuing Operations [Member]
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	1,478,750	1,481,096	1,449,227
Money market investments	4,224	3,464	3,703
Investment securities	132,631	141,807	168,632
Trading account securities	17,938	21,573	22,824
Total interest income	1,633,543	1,647,940	1,644,386
Interest Expense Abstract
Deposits	105,087	124,857	167,765
Short-term borrowings	67,376	38,430	46,802
Interest Expense Long Term Debt	516,008	140,079	148,192
Total interest expense	688,471	303,366	362,759
Net interest income	945,072	1,344,574	1,281,627
Net interest income after provision for loan losses	674,938	738,468	884,554
Fees And Commissions Depositor Accounts	158,637	162,870	171,226
Other service fees	225,265	229,351	232,515
Mortgage banking activities	30,615	71,657	84,771
Sale and valuation adjustments of investment securities	(870)	7,966	(1,707)
Trading account profit	4,358	(13,483)	4,478
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	40,591	(52,708)	(29,414)
Adjustments To Indemnity Reserves On Loans Sold	(40,629)	(37,054)	(21,198)
F D I C Loss Share Income	(103,024)	(82,051)	(56,211)
Noninterest Income Other Operating Income	71,572	504,465	127,029
Total non-interest income	386,515	791,013	511,489
Noninterest Expense Abstract
Labor And Related Expense	418,679	428,697	434,333
Occupancy Net	86,707	86,651	84,687
Equipment Expense	48,917	46,028	43,618
Taxes Other	56,918	58,028	49,844
Professional fees	282,055	278,127	271,008
Communication	25,684	25,385	25,687
Marketing And Advertising Expense	54,016	59,453	60,784
FDIC deposit insurance	40,307	56,728	82,065
Loss on early extinguishment of debt	532	3,388	25,196
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	49,611	79,658	28,823
Other operating expenses	95,373	91,876	100,783
Amortization of intangibles	8,160	7,971	8,161
Restructuring Charges	26,725	0	0
Total operating expenses	1,193,684	1,221,990	1,214,989
Income (loss) from continuing operations before income tax	(132,231)	307,491	181,054
Income tax expense	58,279	(251,327)	(26,403)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(190,510)	558,818	207,457
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations	(190,510)	558,818	207,457
Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	223,999	536,710	322,234
Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	46,135	69,396	74,839
Segment, Discontinued Operations [Member]
Interest Expense Abstract
Net interest income	61,352	88,006
Provision for loan losses	(6,764)	(3,543)
Noninterest Income Other Operating Income	27,823	19,556
Total non-interest income	61,652	19,556
Noninterest Expense Abstract
Labor And Related Expense	36,675	33,170
Occupancy Net	3,086	12,680
Professional fees	15,642	11,153
Other operating expenses	10,834	13,593
Total operating expenses	252,748	70,596
Income Loss From Discontinued Operations Net Of Tax	(122,980)	40,509	37,818
Equity In Undistributed Earnings Losses Of Discontinued Operations	0	0	0
Popular, Inc. Holding Co.
Interest Expense Abstract
Provision for loan losses	(200)	398	404
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
Noninterest Expense Abstract
Amortization of intangibles	0	0	0
Equity in undistributed earnings (losses) of subsidiaries	171,998	196,886	274,766
Net Income	(313,490)	599,327	245,275
Comprehensive Income Net Of Tax	(354,617)	513,450	184,955
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	37,000	5,000
Loans	1,294	4,543	6,733
Money market investments	20	127	14
Investment securities	617	13,123	16,291
Trading account securities	0	0	0
Total interest income	1,931	54,793	28,038
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	0	0	6
Interest Expense Long Term Debt	492,657	101,245	95,892
Total interest expense	492,657	101,245	95,898
Net interest income	(490,726)	(46,452)	(67,860)
Net interest income after provision for loan losses	(490,526)	(46,850)	(68,264)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	0	7,966	0
Trading account profit	(40)	161	214
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0		0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	12,291	443,276	41,966
Total non-interest income	12,251	451,403	42,180
Noninterest Expense Abstract
Labor And Related Expense	39,457	31,086	29,779
Occupancy Net	3,952	3,685	3,434
Equipment Expense	3,764	4,084	3,831
Taxes Other	1,019	413	2,209
Professional fees	14,963	13,099	11,042
Communication	496	421	464
Marketing And Advertising Expense	1,731	1,838	1,823
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	6	0	0
Other operating expenses	(63,755)	(53,926)	(50,877)
Amortization of intangibles	0	0	0
Restructuring Charges	0		0
Total operating expenses	1,633	700	1,705
Income (loss) from continuing operations before income tax	(479,908)	403,853	(27,789)
Income tax expense	5,580	1,412	1,702
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(485,488)	402,441	(29,491)
Equity in undistributed earnings (losses) of subsidiaries	294,978	156,377	236,948
Income (loss) from continuing operations	(190,510)	558,818	207,457
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	(200)	398	404
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Popular, Inc. Holding Co. | Segment, Discontinued Operations [Member]
Noninterest Expense Abstract
Income Loss From Discontinued Operations Net Of Tax	0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations	(122,980)	40,509	37,818
PNA Holding Co.
Interest Expense Abstract
Provision for loan losses	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
Noninterest Expense Abstract
Amortization of intangibles	0	0	0
Equity in undistributed earnings (losses) of subsidiaries	(90,496)	94,926	32,883
Net Income	(102,968)	71,856	1,117
Comprehensive Income Net Of Tax	(79,665)	(5,897)	(5,444)
PNA Holding Co. | Segment, Continuing Operations [Member]
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	0	0	0
Money market investments	7	5	25
Investment securities	322	322	322
Trading account securities	0	0	0
Total interest income	329	327	347
Interest Expense Abstract
Deposits	0	0	0
Short-term borrowings	405	974	151
Interest Expense Long Term Debt	10,826	24,249	32,183
Total interest expense	11,231	25,223	32,334
Net interest income	(10,902)	(24,896)	(31,987)
Net interest income after provision for loan losses	(10,902)	(24,896)	(31,987)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	0	0	0
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0		0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	(16)	4,012	707
Total non-interest income	(16)	4,012	707
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	0	2	3
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	1,119	72	42
Communication	0	0	0
Marketing And Advertising Expense	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	3,388	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	435	434	441
Amortization of intangibles	0	0	0
Restructuring Charges	0		0
Total operating expenses	1,554	3,896	486
Income (loss) from continuing operations before income tax	(12,472)	(24,780)	(31,766)
Income tax expense	0	(1,710)	0
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(12,472)	(23,070)	(31,766)
Equity in undistributed earnings (losses) of subsidiaries	32,484	54,417	(4,935)
Income (loss) from continuing operations	20,012	31,347	(36,701)
PNA Holding Co. | Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co. | Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
PNA Holding Co. | Segment, Discontinued Operations [Member]
Noninterest Expense Abstract
Income Loss From Discontinued Operations Net Of Tax	0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations	(122,980)	40,509	37,818
Other Subsidiaries
Interest Expense Abstract
Provision for loan losses	263,569	602,165	408,537
Adjustments To Indemnity Reserves On Loans Sold	(40,629)	(37,054)	(21,198)
Noninterest Expense Abstract
Amortization of intangibles	9,434	9,883	10,072
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net Income	184,469	256,830	311,189
Comprehensive Income Net Of Tax	144,355	173,754	248,507
Other Subsidiaries | Segment, Continuing Operations [Member]
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	0	0
Loans	1,478,658	1,478,526	1,445,886
Money market investments	4,219	3,462	3,707
Investment securities	131,692	139,427	163,179
Trading account securities	17,938	21,573	22,824
Total interest income	1,632,507	1,642,988	1,635,596
Interest Expense Abstract
Deposits	105,095	124,862	167,790
Short-term borrowings	68,187	39,555	50,055
Interest Expense Long Term Debt	12,525	25,650	31,765
Total interest expense	185,807	190,067	249,610
Net interest income	1,446,700	1,452,921	1,385,986
Net interest income after provision for loan losses	1,176,366	847,213	989,317
Fees And Commissions Depositor Accounts	158,637	162,870	171,226
Other service fees	228,006	232,148	235,739
Mortgage banking activities	30,615	71,657	84,771
Sale and valuation adjustments of investment securities	(870)	0	(1,707)
Trading account profit	4,398	(13,644)	4,264
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	40,591	(52,708)	(29,414)
Adjustments To Indemnity Reserves On Loans Sold	(40,629)	(37,054)	(21,198)
F D I C Loss Share Income	(103,024)	(82,051)	(56,211)
Fair value change in equity appreciation instrument	0		0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	59,306	57,177	84,356
Total non-interest income	377,030	338,395	471,826
Noninterest Expense Abstract
Labor And Related Expense	379,222	397,611	404,554
Occupancy Net	82,755	82,964	81,250
Equipment Expense	45,153	41,944	39,787
Taxes Other	55,899	57,615	47,635
Professional fees	266,202	265,181	260,680
Communication	25,188	24,964	25,223
Marketing And Advertising Expense	52,285	57,615	58,961
FDIC deposit insurance	40,307	56,728	82,065
Loss on early extinguishment of debt	532	0	25,196
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	49,605	79,658	28,823
Other operating expenses	161,216	147,923	153,584
Amortization of intangibles	8,160	7,971	8,161
Restructuring Charges	26,725		0
Total operating expenses	1,193,249	1,220,174	1,215,919
Income (loss) from continuing operations before income tax	360,147	(34,566)	245,224
Income tax expense	52,698	(250,887)	(28,147)
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	307,449	216,321	273,371
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Income (loss) from continuing operations	307,449	216,321	273,371
Other Subsidiaries | Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	224,199	536,312	321,830
Other Subsidiaries | Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	46,135	69,396	74,839
Other Subsidiaries | Segment, Discontinued Operations [Member]
Noninterest Expense Abstract
Income Loss From Discontinued Operations Net Of Tax	(122,980)	40,509	37,818
Equity In Undistributed Earnings Losses Of Discontinued Operations	0	0	0
Elimination
Interest Expense Abstract
Provision for loan losses	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
Noninterest Expense Abstract
Amortization of intangibles	0	0	0
Equity in undistributed earnings (losses) of subsidiaries	(81,502)	(291,812)	(307,649)
Net Income	(81,501)	(328,686)	(312,306)
Comprehensive Income Net Of Tax	(64,690)	(167,857)	(243,063)
Elimination | Segment, Continuing Operations [Member]
Interest And Dividend Income Operating Abstract
Dividend income from subsidiaries	0	(37,000)	(5,000)
Loans	(1,202)	(1,973)	(3,392)
Money market investments	(22)	(130)	(43)
Investment securities	0	(11,065)	(11,160)
Trading account securities	0	0	0
Total interest income	(1,224)	(50,168)	(19,595)
Interest Expense Abstract
Deposits	(8)	(5)	(25)
Short-term borrowings	(1,216)	(2,099)	(3,410)
Interest Expense Long Term Debt	0	(11,065)	(11,648)
Total interest expense	(1,224)	(13,169)	(15,083)
Net interest income	0	(36,999)	(4,512)
Net interest income after provision for loan losses	0	(36,999)	(4,512)
Fees And Commissions Depositor Accounts	0	0	0
Other service fees	(2,741)	(2,797)	(3,224)
Mortgage banking activities	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0	0
Fair value change in equity appreciation instrument	0		0
Gain on sale of processing and technology business			0
Noninterest Income Other Operating Income	(9)	0	0
Total non-interest income	(2,750)	(2,797)	(3,224)
Noninterest Expense Abstract
Labor And Related Expense	0	0	0
Occupancy Net	0	0	0
Equipment Expense	0	0	0
Taxes Other	0	0	0
Professional fees	(229)	(225)	(756)
Communication	0	0	0
Marketing And Advertising Expense	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,523)	(2,555)	(2,365)
Amortization of intangibles	0	0	0
Restructuring Charges	0		0
Total operating expenses	(2,752)	(2,780)	(3,121)
Income (loss) from continuing operations before income tax	2	(37,016)	(4,615)
Income tax expense	1	(142)	42
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	1	(36,874)	(4,657)
Equity in undistributed earnings (losses) of subsidiaries	(327,462)	(210,794)	(232,013)
Income (loss) from continuing operations	(327,461)	(247,668)	(236,670)
Elimination | Segment, Continuing Operations [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Elimination | Segment, Continuing Operations [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	0	0	0
Elimination | Segment, Discontinued Operations [Member]
Noninterest Expense Abstract
Income Loss From Discontinued Operations Net Of Tax	0	0	0
Equity In Undistributed Earnings Losses Of Discontinued Operations	$ 245,960	$ (81,018)	$ (75,636)